EQUITY ACCOUNTED INVESTMENTS - Ownership, Voting Interest, and Carrying Value of Equity Accounted Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)	50.00%
Voting interest (%)	50.00%
Carrying value	$ 185	$ 198	$ 222
Bottom of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)		49.00%
Voting interest (%)		49.00%
Top of range
Disclosure Of Associates And Joint Ventures [Line Items]
Economic interest (%)		50.00%
Voting interest (%)		50.00%